TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 5,792	$ 7,633
Decrease related to prior year tax positions, net	(1,244)	(1,841)
Balance at end of year	$ 4,548	$ 5,792